INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD	12 Months Ended
Dec. 31, 2024
INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD
INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD

17.INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD

	2024	2023
	$’000	$’000
Opening balance	—	2,863
Share of loss	—	(716)
Foreign Exchange Movement	—	89
Write Off of investment	—	(2,236)
Closing balance	—	—

Nature of investment in associates:

		% of
	Address of the	ownership	Nature of	Measurement
Name of entity	registered office	interest	relationship	method

Emergent Entertainment PLC Previously Pluto Digital plc)	Hill Dickinson LLP, 8th Floor The Broadgate Tower, 20 Primrose Street, London, United Kingdom, EC2A 2EW	19.5%	Refer below	Equity

In December 2023, Emergent Entertainment Ltd (“EEL”) announced they have engaged an insolvency advisor to place it in liquidation. On January 10, 2024, EEL appointed liquidators to voluntarily wind up the company. The Group has written off the balance of the investment in 2023.